CASH AND CASH EQUIVALENTS - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Millions		Sep. 30, 2021		Dec. 31, 2020		Sep. 30, 2020		Dec. 31, 2019	[3],[4]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Cash at banks and on hand		$ 779		$ 694
Short-term deposits with original maturity of less than three months		719		975
Cash and cash equivalents	[1]	1,498		1,669
Less overdrafts		(30)		(8)		$ (165)
Cash and cash equivalents, net of overdrafts (as presented in the consolidated statement of cash flows)		1,468	[2]	$ 1,661	[3]	$ 989	[2],[4]	$ 1,238
Pakistan
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Cash and cash equivalents, net of overdrafts (as presented in the consolidated statement of cash flows)		$ 86

[1]	Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 14 for further details.
[2]	Overdrawn amount was US$30 (2020: US$165)
[3]	Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 14 for further details.
[4]	Prior year comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 4)